1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

August 5, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust

    Securities Act File No. 333-170122

    Post-Effective Amendment No. 360

    Investment Company Act File No. 811-22487

    Amendment No. 362

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 360 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for the db X-trackers Harvest China A-Shares Technology Sector Fund and db X-trackers Harvest China A-Shares Materials Sector Fund (each, a “Fund,” and together, the “Funds”), filed on December 23, 2013 (Accession Nos. 0001193125-13-483230 and 0001193125-13-483238, respectively), reflecting that db X-trackers Harvest China A-Shares Technology Sector Fund will now track the Solactive USD High Yield Corporate Bond Index and db X-trackers Harvest China A-Shares Materials Sector Fund will now track the Markit iBoxx USD Emerging Markets Sovereigns Quality Weighted Total Return Index, and revising the applicable disclosure with respect to each Fund to reflect these changes. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz